CONSOLIDATED STATEMENT OF CASH FLOWS (FY) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 3,427.6	$ 2,499.5	$ 2,035.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,154.6	2,359.1	2,242.9
Deferred income taxes	(497.4)	(462.1)	(430.5)
Employee stock-based compensation expense	107.0	117.1	111.0
Other, net	(36.2)	(46.3)	(8.3)
Changes in operating assets and liabilities
Accounts receivable	(374.0)	(770.3)	(2,042.4)
Inventories	64.1	90.1	(242.1)
Other current and noncurrent assets	(137.5)	78.3	(170.0)
Claims and rebates payable	(560.8)	909.5	1,720.4
Accounts payable	436.4	318.3	271.7
Accrued expenses	404.2	(142.7)	948.9
Other current and noncurrent liabilities	(68.6)	(102.2)	112.4
Net cash flows provided by operating activities	4,919.4	4,848.3	4,549.0
Cash flows from investing activities:
Purchases of property and equipment	(330.4)	(295.9)	(436.6)
Other, net	(21.5)	27.4	24.7
Net cash used in investing activities	(351.9)	(268.5)	(411.9)
Cash flows from financing activities:
Proceeds from long-term debt, net of discounts	5,986.8	5,500.0	2,490.1
Repayment of long-term debt	(5,932.5)	(3,390.8)	(2,834.3)
Treasury stock acquired	(4,746.9)	(5,500.0)	(4,493.0)
Net proceeds from employee stock plans	87.2	183.1	510.5
Excess tax benefit relating to employee stock-based compensation	13.0	58.2	94.0
Other, net	(85.4)	(67.5)	(57.0)
Net cash used in financing activities	(4,677.8)	(3,217.0)	(4,289.7)
Effect of foreign currency translation adjustment	1.2	(9.1)	(6.2)
Net (decrease) increase in cash and cash equivalents	(109.1)	1,353.7	(158.8)
Cash and cash equivalents at beginning of period	3,186.3	1,832.6	1,991.4
Cash and cash equivalents at end of period	3,077.2	3,186.3	1,832.6
Cash paid during the year for:
Income tax payments, net of refunds	1,543.0	1,802.2	1,310.9
Interest	$ 509.9	$ 518.1	$ 529.4